Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Assets	£ 351	£ 271
Liabilities	0	0
Beginning balance	351	271
Income statement charge (including discontinued operations)	(436)	(382)
Other comprehensive income credit	159	33
Corporate income tax paid	397	418
Other movements	13	11
Ending balance	484	351
Assets	484	351
Liabilities	£ 0	£ 0